Bank and Other Borrowings - Schedule of Bank and Other Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Bank And Other Borrowings Abstract
At beginning of the year	$ 182,391	$ 201,033
Disposal of controlling interest in subsidiaries	(191,270)
Payment	(9,673)	(23,989)
Currency alignment	18,552	5,347
At end of the year		182,391
- Current		26,239
- Non-current		21,936
Bank borrowings		48,175
Other borrowings – current		134,216
Total borrowings		182,391
Current		160,455
Non-current		21,936
Total		$ 182,391